Subsequent events (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Schedule of assets and liabilities acquired for business combination
	Phidelis	MVP	Total
Current assets
Cash and cash equivalents	162	217	379
Trade receivables	65	131	196
Taxes recoverable	1	4	5
Total current assets	228	352	580
Non-current assets
Property, plant and equipment	-	72	72
Intangible assets - Customer Portfolio	1,521	2,313	3,834
Intangible assets - Software	523	2,702	3,225
Total non-current assets	2,044	5,087	7,131
Total Assets	2,272	5,439	7,711

Current liabilities
Salaries and social contributions	58	4	62
Taxes payable	-	10	10
Income tax and social contribution payable	-	80	80
Other liabilities	-	12	12
Total current liabilities	58	106	164
Non-current liabilities
Provision for tax, civil and labor losses	-	2,504	2,504
Total non-current liabilities	-	2,504	2,504
Total liabilities	58	2,610	2,668
Net identifiable assets at fair value (A)	2,214	2,829	5,043
Total Consideration transferred (B)	3,600	18,366	21,966
Goodwill (B – A) (i)	1,386	15,537	16,923